SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUTING POLICIES [Abstract]
Components of Cash and Cash Equivalents
	2014	2013
U.S. dollar balances held by U.S. dollar functional currency subsidiaries and at parent	$180	$130
Non-U.S. dollar balances held by non-U.S. dollar functional currency subsidiaries	132	115
U.S. dollar balances held by non-U.S. dollar functional currency subsidiaries	12	36
Non-U.S. dollar balances held by U.S. dollar functional currency subsidiaries	5	18
Total	$329	$299

Useful Lives of Property, Plant and Equipment
Estimated Useful Lives
Buildings and leasehold improvements	10 - 40 years
Land improvements	10 - 30 years
Machinery and equipment	3 - 15 years
Computer equipment	3 - 5 years
Capitalized software costs	3 - 7 years